Change in Accounting Principle (Tables)	3 Months Ended
Mar. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Schedule of Change in Accounting Principle
The following tables present the effects of the change to the successful efforts method in the statement of consolidated operations:

	Changes to the Statement of Consolidated Operations
For the Quarter Ended March 31, 2016	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions, except per share data)
Oil revenues	$795	$27	$822
Natural gas revenues	223	—	223
NGL revenues	42	—	42
Oil and gas production revenues	1,060	27	1,087
Other	(5)	2	(3)
Loss on divestitures	(2)	1	(1)
Exploration	—	95	95
Depreciation, depletion, and amortization:
Oil and Gas Property and Equipment
Recurring	552	84	636
Additional	488	(488)	—
Financing costs, net	90	15	105
Current income tax provision	35	(45)	(10)
Deferred income tax provision (benefit)	(181)	180	(1)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(561)	190	(371)
Net income (loss) attributable to noncontrolling interest	(72)	73	1
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(489)	117	(372)
Net loss from discontinued operations	—	—	—
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(489)	117	(372)

Per common share
Basic net loss from continuing operations per share	$(1.29)	$0.31	$(0.98)
Basic net loss from discontinued operations per share	—	—	—
Basic net loss per share	$(1.29)	$0.31	$(0.98)

Diluted net loss from continuing operations per share	$(1.29)	$0.31	$(0.98)
Diluted net loss from discontinued operations per share	—	—	—
Diluted net loss per share	$(1.29)	$0.31	$(0.98)

	Changes to the Statement of Consolidated Operations
For the Quarter Ended March 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions, except per share data)
Oil revenues	$1,280	$13	$1,293
Natural gas revenues	300	8	308
NGL revenues	58	—	58
Oil and gas production revenues	1,638	21	1,659
Other	(8)	2	(6)
Loss on divestitures	—	(18)	(18)
Exploration	—	258	258
General and administrative	82	2	84
Depreciation, depletion, and amortization:
Oil and Gas Property and Equipment
Recurring	999	(256)	743
Additional	7,220	(7,220)	—
Impairments	—	1,912	1,912
Financing costs, net	69	55	124
Current income tax provision (benefit)	(85)	33	(52)
Deferred income tax provision (benefit)	(2,935)	1,786	(1,149)
NET LOSS FROM CONTINUING OPERATIONS INCLUDING NONCONTROLLING INTEREST	(4,504)	3,436	(1,068)
Net income attributable to noncontrolling interest	15	13	28
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(4,519)	3,423	(1,096)
Net loss from discontinued operations	(132)	(106)	(238)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(4,651)	3,317	(1,334)

Per common share
Basic net loss from continuing operations per share	$(11.99)	$9.08	$(2.91)
Basic net loss from discontinued operations per share	(0.35)	(0.28)	(0.63)
Basic net loss per share	$(12.34)	$8.80	$(3.54)

Diluted net loss from continuing operations per share	$(11.99)	$9.08	$(2.91)
Diluted net loss from discontinued operations per share	(0.35)	(0.28)	(0.63)
Diluted net loss per share	$(12.34)	$8.80	$(3.54)

The following tables present the effects of the change to the successful efforts method in the statement of consolidated cash flows:

	Changes to the Statement of Consolidated Cash Flows
For the Quarter Ended March 31, 2016	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Net loss including noncontrolling interest	$(561)	$190	$(371)
Loss on divestitures, net	2	(1)	1
Exploratory dry hole expense and unproved leasehold impairments	—	71	71
Depreciation, depletion, and amortization	1,082	(404)	678
Provision for (benefit from) deferred income taxes	(181)	180	(1)
Changes in operating assets and liabilities	(159)	(73)	(232)
Net cash provided by operating activities - continuing operations	276	(37)	239
Additions to oil and gas property	(583)	37	(546)
Net cash used in investing activities - continuing operations	(592)	37	(555)
NET INCREASE (DECREASE) IN CASH	(463)	—	(463)
BEGINNING CASH BALANCE	1,467	—	1,467
ENDING CASH BALANCE	1,004	—	1,004

	Changes to the Statement of Consolidated Cash Flows
For the Quarter Ended March 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Net loss including noncontrolling interest	$(4,636)	$3,330	$(1,306)
Loss from discontinued operations	132	106	238
Loss on divestitures, net	—	18	18
Exploratory dry hole expense and unproved leasehold impairments	—	203	203
Depreciation, depletion, and amortization	8,302	(7,476)	826
Impairments	—	1,912	1,912
Provision for (benefit from) deferred income taxes	(2,935)	1,786	(1,149)
Changes in operating assets and liabilities	(319)	53	(266)
Net cash provided by operating activities - continuing operations	577	(68)	509
Net cash provided by operating activities - discontinued operations	73	(13)	60
Additions to oil and gas property	(1,627)	110	(1,517)
Net cash used in investing activities - continuing operations	(1,853)	110	(1,743)
Net cash used in investing activities - discontinued operations	(265)	13	(252)
NET INCREASE (DECREASE) IN CASH	(540)	42	(498)
BEGINNING CASH BALANCE	769	(90)	679
ENDING CASH BALANCE	229	(48)	181
The following tables present the effects of the change to the successful efforts method in the consolidated balance sheet:

	Changes to the Consolidated Balance Sheet
March 31, 2016	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
Prepaid assets and other	$361	$38	$399
PROPERTY AND EQUIPMENT:
Property and equipment - cost	94,326	(47,782)	46,544
Less: Accumulated depreciation, depletion, and amortization	(80,784)	54,799	(25,985)
PROPERTY AND EQUIPMENT, NET	13,542	7,017	20,559
TOTAL ASSETS	17,679	7,055	24,734
Other current liabilities	1,027	(33)	994
Income taxes	891	1,642	2,533
Paid-in capital	12,407	146	12,553
Accumulated deficit	(7,642)	5,290	(2,352)
Accumulated other comprehensive loss	(116)	(3)	(119)
Noncontrolling interest	1,536	13	1,549
TOTAL EQUITY	3,554	5,446	9,000

	Changes to the Consolidated Balance Sheet
December 31, 2015	Under Full Cost	Changes*	As Reported Under Successful Efforts
	(In millions)
PROPERTY AND EQUIPMENT:
Property and equipment - cost	$93,825	$(47,675)	$46,150
Less: Accumulated depreciation, depletion, and amortization	(79,706)	54,394	(25,312)
PROPERTY AND EQUIPMENT, NET	14,119	6,719	20,838
TOTAL ASSETS	18,781	6,719	25,500
Income taxes	1,072	1,457	2,529
Paid-in capital	12,467	152	12,619
Accumulated deficit (1)	(7,153)	5,173	(1,980)
Accumulated other comprehensive loss	(116)	(3)	(119)
Noncontrolling interest	1,662	(60)	1,602
TOTAL EQUITY	4,228	5,262	9,490
*In conjunction with recasting the financial information for the adoption of the successful efforts method of accounting, we corrected certain immaterial errors in the North Sea pertaining to the improper calculation of deferred tax liabilities associated with capitalized interest under the full cost method.
(1) The cumulative effect of the change to the successful efforts method on retained earnings (accumulated deficit) as of January 1, 2015 was a decrease of $7.6 billion.